Submission	Oct. 10, 2024
Submission [Line Items]
Central Index Key	0001067983
Registrant Name	Berkshire Hathaway Inc.
Registration File Number	333-262384
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES